Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

VIA EDGAR

August 29, 2019

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust: Post-Effective Amendment No. 214 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 214”). The purpose of PEA No. 214 is to reflect revised principal investment strategies for the Trust’s SPDR SSGA Gender Diversity Index ETF, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, and SPDR ICE BofAML Broad High Yield Bond ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF).

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001